INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventories [Abstract]
Raw and packaging materials	$ 1,589	$ 1,237
Products in process	781	579
Finished products	2,502	1,948
Materials in transit and payments on account	140	102
Inventories	$ 5,012	$ 3,866